STOCKHOLDERS EQUITY	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
STOCKHOLDERS EQUITY [Text Block]

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred shares

On October 7, 2013, the Company amended its articles of incorporation to create 100,000,000 shares of preferred stock by filing a Certificate of Amendment to Articles of Incorporation with the Secretary of State of the State of Nevada. The preferred stock may be divided into and issued in series, with such designations, rights, qualifications, preferences, limitations and terms as fixed and determined by our board of directors.

Grant of Series A Preferred stock

Effective October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven A. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. The Company issued these shares to two U.S. Persons (as that term is defined in Regulation S of the Securities Act of 1933) and in issuing securities we relied on the registration exemption provided for in Section 4(a)(2) of the Securities Act of 1933. The company valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for nine months ended December 31, 2013.

Common stock

We are authorized to issue 1,125,000,000 shares of $0.001 par value common stock. On May 31, 2013, we effected a 15 -for- 1 forward stock split of our $0.001 par value common stock. All shares and per share amounts have been retroactively restated to reflect the split discussed above.

Prior to the acquisition of Alkaline Water Corp., we had 109,500,000 shares of common stock issued and outstanding.

On May 31, 2013, we issued 43,000,000 shares in exchange for a 100% interest in Alkaline Water Corp. For accounting purposes, the acquisition of Alkaline Water Corp. by The Alkaline Water Company Inc. has been recorded as a reverse acquisition of a company and recapitalization of Alkaline Water Corp. based on the factors demonstrating that Alkaline Water Corp. represents the accounting acquirer. Consequently, after the closing of this agreement we adopted the business of Alkaline Water Corp.’s wholly-owned subsidiary, Alkaline 88, LLC.

As part of the acquisition, the former management of the Company agreed to cancel 75,000,000 shares of common stock.

Sale of restricted shares

Effective October 8, 2013, the Company issued an aggregate of 1,250,000 shares of our common stock to three investors in a non-brokered private placement, at a purchase price of $0.40 per share for gross proceeds of $500,000. In addition, the Company issued 1,250,000 units to a finder in connection with this private placement. Each unit consisted of one share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.50 per share and one-half of one share purchase warrant, with each whole share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.60 per share.

On May 31, 2013, the Company sold 1,312,500 units at $0.40 per share for total cash of $525,000. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

On May 31, 2013, the Company converted principal amount of $225,000 and accrued interest of $4,870 into 574,675 units at $0.40 per share for total debt converted of $229,870. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

Common stock issued for services

Effective October 10, 2013, the Company issued 200,000 shares of our common stock to one consultant in consideration for services rendered by the consultant to our company.

On August 8, 2013, the Company entered into a service contract that included the issuance of 250,000 common shares. These shares were valued at fair value of $0.55 per share and have been charged as stock compensation to general and administrative expense.

On December 20, 2013, the Company issued 65,000 common shares to employees for services rendered. These shares were valued at fair value of $0.327 per share and have been charged as stock compensation to general and administrative expense.

Between December 13, 2013 and December 20, 2013, the Company issued 170,000 common shares to consultants for services rendered. These shares were valued at fair value of $59,300 and have been charged as stock compensation to general and administrative expense.

NOTE 8 – STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 1,000,000 shares of $0.001 par value common stock, class A.

Common Stock

Prior to the acquisition of Alkaline 84, LLC, the Company had 0 shares of common stock, class A issued and outstanding.

On March 31, 2013, the Company issued 100,000 shares in exchange for a 100% interest in Alkaline 84, LLC. For accounting purposes, the acquisition of Alkaline 84, LLC by the Company has been recorded as a reverse acquisition of a public company and recapitalization of Alkaline 84, LLC based on the factors demonstrating that Alkaline 84, LLC represents the accounting acquirer. The Company changed its business direction and is now a beverage company.